Mineral properties, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Mineral properties, plant and equipment
Six months ended June 30, 2018	Exploration and evaluation	Construction- in-progress	Mineral properties	Plant and equipment	Total
Cost
December 31, 2017	$548,900	$8,310	$36,440	$512,874	$1,106,524
Additions	10,307	1,626	32	6,668	18,663
Disposals	-	-	-	(661)	(661)
Change in reclamation obligation	-	-	-	(2,450)	(2,450)
Reversal of impairment	-	-	-	13,179	13,179
Transfers	-	(9,334)	-	9,334	-
June 30, 2018	$559,207	$602	$36,472	$538,944	$1,135,225
Accumulated depreciation
December 31, 2017	$-	$-	$20,142	$243,821	$263,963
Charge for the period	-	-	2,443	44,020	46,463
Disposals	-	-	-	(661)	(661)
Reversal of impairment	-	-	-	8,187	8,187
June 30, 2018	-	-	22,585	295,367	317,952
Net book value June 30, 2018	$559,207	$602	$13,887	$243,577	$817,273

Six months ended June 30, 2017 (Restated – note 12)	Exploration and evaluation	Construction- in-progress	Mineral properties	Plant and equipment	Total
Cost
December 31, 2016	$547,331	$308	$33,865	$535,970	$1,117,474
Additions	438	3,180	887	1,948	6,453
Transfers to inventory	-	-	-	(1,085)	(1,085)
Change in reclamation obligation	-	-	-	(805)	(805)
Impairment charge	-	-	-	(29,621)	(29,621)
June 30, 2017	$547,769	$3,488	$34,752	$506,407	$1,092,416
Accumulated depreciation
December 31, 2016	$-	$-	$17,079	$205,425	$222,504
Charge for the period	-	-	1,260	22,274	23,534
Impairment charge	-	-	-	(18,703)	(18,703)
June 30, 2017	-	-	18,339	208,996	227,335
Net book value June 30, 2017	$547,769	$3,488	$16,413	$297,411	$865,081